Related Party and Former Parent Transactions - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party and Former Parent Transactions
Consulting fee in operating expenses	$ 0		$ 231
Onex Partners Advisor LP
Related Party and Former Parent Transactions
Consulting fee in operating expenses	$ 0		215	$ 470	$ 920	$ 1,230
Interest per annum	0.10%			0.10%
Outstanding liability	$ 20			$ 3	450
Management fee		$ 5,400		5,400
Baring
Related Party and Former Parent Transactions
Consulting fee in operating expenses	0		167	246	669	854
Outstanding liability	0			0	334
Management fee		$ 2,100		2,100
Controlled Affiliate Of Baring
Related Party and Former Parent Transactions
Outstanding liability	173			160	120	199
Payments to related party for supplies	18		240	765	531	$ 388
Chief Executive Officer [Member]
Related Party and Former Parent Transactions
Outstanding liability	0			10
Payments to related party for supplies	0
Member of key management
Related Party and Former Parent Transactions
Outstanding liability				0	332
Payments to related party for supplies				$ 278	$ 865
Amounts of transaction	$ 0		$ 78